Property And Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property And Equipment, Net
NOTE 5:- PROPERTY AND EQUIPMENT, NET

a.	Property and equipment, net consist of the following:

	December 31,
	2020	2019
Cost:
Computers and software	$3,680	$2,527
Office furniture and equipment	557	511
Electronic equipment	8,931	6,467
Leasehold improvements	4,594	4,324

	17,762	13,829

Accumulated depreciation	4,517	2,490

	$13,245	$11,339

b.	Depreciation expenses for the years end e d December 31, 2020, 2019 and 2018, amounted to $2,661, $1,674 and $660, respectively.